Shareholder Report, Line Graph (Details) 197929_US Treasury 6 Month Bill ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Mar. 06, 2023	Aug. 31, 2026
F/m US Treasury 6 Month Bill ETF
Account Value [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 6 Month Bill ETF
Accumulated Value	$ 11,274	$ 10,795	$ 10,235	$ 10,000	$ 11,695
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Accumulated Value	10,956	10,700	10,093	10,000	$ 11,089
ICE BofA 6-Month US Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 6-Month US Treasury Bill Total Return Index
Accumulated Value	11,315	10,823	10,243	10,000	$ 11,735
Bloomberg U.S. Treasury Bellwether: 6 Month Total Return USD Unhedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwether: 6 Month Total Return USD Unhedged Index
Accumulated Value	$ 11,330	$ 10,830	$ 10,243	$ 10,000	$ 11,759